The Royce Fund

 Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce European Small-Cap Fund

(formerly Royce European Smaller-Companies Fund)
Royce Global Value Fund

Royce International Small-Cap Fund

(formerly Royce International Smaller-Companies Fund)

Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved contractual investment advisory fee rate reductions for each of Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of January 1, 2016.

I. Royce European Small-Cap Fund

Fees and Expenses of the Fund

Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	1.57%	0.75%
Total annual Fund operating expenses	2.57%	2.00%
Fee waivers and/or expense reimbursements	-1.38%	-0.56%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19% and 1.44%, respectively, through December 31, 2016 and at or below 1.74% and 1.99%, respectively, through December 31, 2025.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$121	$147
3 Years	$494	$571
5 Years	$892	$1,022
10 Years	$2,006	$2,273

II. Royce Global Value Fund

Fees and Expenses of the Fund

Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.55%	0.52%
Total annual Fund operating expenses	1.55%	1.77%
Fee waivers and/or expense reimbursements	-0.36%	-0.33%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19% and 1.44%, respectively, through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$121	$147
3 Years	$454	$525
5 Years	$811	$928
10 Years	$1,815	$2,057

III. Royce International Small-Cap Fund

Fees and Expenses of the Fund

Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class	Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	3.92%	0.72%	1.61%
Total annual Fund operating expenses	4.92%	1.97%	2.61%
Fee waivers and/or expense reimbursements	-3.73%	-0.53%	-1.42%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%	1.19%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19%, 1.44%, and 1.19%, respectively, through December 31, 2016 and at or below 1.74% through December 31, 2025 for the Investment and Institutional Classes.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Investment Class	Service Class	Institutional Class
1 Year	$121	$147	$121
3 Years	$494	$567	$494
5 Years	$892	$1,013	$892
10 Years	$2,006	$2,253	$2,006

IV. Royce International Premier Fund

Fees and Expenses of the Fund

Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	1.93%	1.43%
Total annual Fund operating expenses	2.93%	2.68%
Fee waivers and/or expense reimbursements	-1.74%	-1.24%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19% and 1.44%, respectively, through December 31, 2016 and at or below 1.74% and 1.99%, respectively, through December 31, 2025.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$121	$147
3 Years	$494	$571
5 Years	$892	$1,022
10 Years	$2,006	$2,273

V.	Investment Advisory Services Provided by Royce-- Annual Rate of Fund’s Average Net Assets

Effective January 1, 2016, the information appearing under the caption “Investment Advisory Services Provided by Royce--Annual Rate of Fund’s Average Net Assets” is hereby deleted in its entirety and replaced with the following to reflect the new reduced contractual investment advisory fee rates as described herein:

Royce Pennsylvania Mutual Fund
• 1.00% of the first $50,000,000
• 0.875% of the next $50,000,000
• 0.75% of any additional average net assets

Royce Micro-Cap and International Micro-Cap Funds
• 1.25% of the first $2,000,000,000
• 1.20% of the next $2,000,000,000
• 1.15% of the next $2,000,000,000
• 1.10% of any additional average net assets

Royce Premier, Low Priced-Stock, Total Return, Heritage, Opportunity, Special Equity, Small-Cap Value, Smaller-Companies Growth, Small-Cap Leaders (formerly Royce 100), Global Financial Services (formerly Royce Financial Services), Dividend Value, European Small-Cap (formerly Royce European Smaller-Companies), Global Value, International Small-Cap (formerly Royce International Smaller-Companies), Micro-Cap Opportunity, and International Premier Funds
• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000
• 0.85% of any additional average net assets

Royce Special Equity Multi-Cap Fund
• 0.85% of the first $2,000,000,000
• 0.80% of the next $2,000,000,000
• 0.75% of the next $2,000,000,000
• 0.70% of any additional average net assets

November 5, 2015

ISI-110515